Supplement Dated October 17, 2003*
                    to the Prospectus Dated October 30, 2002
      of American Express(R) Variable Portfolio Funds S-6466 -99 V (10/02)

The following changes will be effective on October 20, 2003:

The following revisions apply to the "Principal Investment Strategies" and the "Management" sections of the AXP(R) Variable Portfolio - Emerging Markets Fund section of the prospectus:

PRINCIPAL INVESTMENT STRATEGIES

The Fund's assets are primarily invested in equity securities of emerging markets companies. Emerging markets are countries characterized as developing or emerging by either the World Bank or the United Nations. Under normal market conditions, at least 80% of the Fund's net assets will be invested in securities of companies that are located in emerging market countries, or that earn 50% or more of their total revenues from goods or services produced in emerging market countries or from sales made in emerging market countries. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

American Express Financial Corporation (AEFC) serves as the investment manager to the Fund and is responsible for the Fund's overall administration, distribution and oversight of the investment process. AEFC has entered into an agreement with American Express Asset Management International, Inc. (AEAMI), a wholly-owned subsidiary, to act as subadviser to the Fund. Investment decisions for the Fund are made by a team of seasoned investment professionals at Threadneedle Asset Management Limited (Threadneedle) who are associated with AEAMI. Threadneedle is also a wholly-owned subsidiary of AEFC.

Threadneedle chooses investments by:

o Deploying an integrated approach to equity research that incorporates regional analyses, a global sector strategy, and stock specific perspectives.

o Conducting detailed research on companies in a consistent strategic and macroeconomic framework.

o Looking for catalysts of change and identifying the factors driving markets, which will vary over economic and market cycles.

o Implementing rigorous risk control processes that ensure that the risk and return characteristics of the Fund's portfolio are consistent with established portfolio management parameters.

Using the global sector strategy, the Fund's portfolio management team constructs the portfolio by selecting geographic regions in which to invest and by investing in most of the stocks on two core lists of holdings, the Largest Companies List and the Preferred List. In addition, the portfolio will hold other securities selected by the portfolio management team. These discretionary holdings will typically make up a much smaller portion of the Fund.

o The Largest Companies List includes the largest stocks in the Fund's benchmark. Threadneedle's research on regions, sectors, and specific companies is used to determine recommended weightings for each stock.

o The Preferred List includes the stocks not included in the Largest Companies List that represent the best ideas generated by Threadneedle's research. Stocks on the Preferred List are selected by:

     o    Evaluating the opportunities and risks within regions and sectors;

     o    Assessing valuations; and

     o    Evaluating  one or more of the  following:  balance  sheets  and  cash
          flows,  the  demand  for  a  company's   products  or  services,   its
          competitive position, or its management.

     The Fund will normally be overweight in the stocks on the Preferred List compared to the benchmark.

o Discretionary holdings are selected by the portfolio management team based on the same criteria used to generate the Preferred List. These stocks are assigned ratings based on their ability to outperform within their sector. The team typically selects the highest rated stocks outside the core category.

A number of factors may prompt the portfolio management team to sell securities. A sale may result from a change in the composition of the Fund's benchmark, a change in sector strategy, or a change in the economic or political conditions in a particular country. A sale may also be prompted by factors specific to a stock, such as valuation or company fundamentals.

The Fund will normally have exposure to foreign currencies. The portfolio management team closely monitors the Fund's exposure to foreign currency. From time to time the team may use forward currency transactions or other derivative instruments to hedge against currency fluctuations.

During weak or declining markets, the Fund may invest more of its assets in money market securities. The Fund will invest in these securities primarily to avoid losses, however this type of investment also could prevent the Fund from achieving its investment objective. During these times, the Fund may make frequent securities trades that could result in increased fees and expenses.

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                                    * * * * *

MANAGEMENT

The team that manages the Fund's Portfolio is led by:

Julian A.S. Thompson, Portfolio Manager

o    Managed the Portfolio since 1999.

o    Joined AEFC in 1999.

o Prior to that, Investment Manager for Stewart Ivory, a Scottish investment company, from 1993 to 1999.

o    Began investment career in 1993.

o    BA and PhD., Magdalene College, Cambridge University.

and

Jules Mort, Deputy Portfolio Manager

o    Managed the Portfolio since 2003.

o    Joined Threadneedle in 2001.

o Prior to that, Analyst and Portfolio Manager, Baillie Gifford & Co., 1997 to 2001.

o    Began investment career in 1997.

o    MSc, University of Stirling.

The following revisions apply to the "Principal Investment Strategies" and the "Management" sections of the AXP(R) Variable Portfolio - International Fund section of the prospectus:

PRINCIPAL INVESTMENT STRATEGIES

The Fund's assets primarily are invested in equity securities of foreign issuers that offer strong growth potential. The Fund may invest in developed and in emerging markets.

AEFC serves as the investment manager to the Fund and is responsible for the Fund's overall administration, distribution and oversight of the investment process. AEFC has entered into an agreement with AEAMI, a wholly-owned subsidiary, to act as subadviser to the Fund. Investment decisions for the Fund are made by a team of seasoned investment professionals at Threadneedle who are associated with AEAMI. Threadneedle is also a wholly-owned subsidiary of AEFC.

Threadneedle chooses investments by:

o Deploying an integrated approach to equity research that incorporates regional analyses, a global sector strategy, and stock specific perspectives.

o Conducting detailed research on companies in a consistent strategic and macroeconomic framework.

o Looking for catalysts of change and identifying the factors driving markets, which will vary over economic and market cycles.

o Implementing rigorous risk control processes that ensure that the risk and return characteristics of the Fund's portfolio are consistent with established portfolio management parameters.

Threadneedle determines the allocation of the Fund's assets among various regions at a monthly meeting on asset allocation and regional strategy. The allocation is reviewed weekly at a meeting at which all of Threadneedle's regional teams who cover foreign securities are represented.

Using the global sector strategy, the Fund's portfolio management team constructs the portfolio using two core lists of recommended holdings for each of the regions included in the allocation model, the Largest Companies List and the Preferred List. In addition, the portfolio may hold other securities selected by the various regional experts. These discretionary holdings will typically make up a much smaller portion of the Fund.

o The Largest Companies List includes the largest stocks in the Fund's benchmark. Threadneedle's research on regions, sectors, and specific companies is used to determine recommended weightings for each stock.

o The Preferred List includes the stocks not included in the Largest Companies List that represent the best ideas generated by Threadneedle's research. Stocks on the Preferred List are selected by:

     o    Evaluating the opportunities and risks within regions and sectors;

     o    Assessing valuations; and

     o    Evaluating  one or more of the  following:  balance  sheets  and  cash
          flows,  the  demand  for  a  company's   products  or  services,   its
          competitive position, or its management.

     The Fund will normally be overweight in the stocks on the Preferred List compared to the benchmark.

o Discretionary holdings are selected by the portfolio management team based on the same criteria used to generate the Preferred List. These stocks are assigned ratings based on their ability to outperform within their sector. The team typically selects the highest rated stocks outside the core category.

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A number of factors may prompt the portfolio management team to sell securities.
A sale may result from a change in the composition of the Fund's benchmark or a change in sector strategy. A sale may also be prompted by factors specific to a stock, such as valuation or company fundamentals.

The Fund will normally have exposure to foreign currencies. The portfolio management team closely monitors the Fund's exposure to foreign currency. From time to time the team may use forward currency transactions or other derivative instruments to hedge against currency fluctuations.

During weak or declining markets, the Fund may invest more of its assets in money market securities. The Fund will invest in these securities primarily to avoid losses, however this type of investment also could prevent the Fund from achieving its investment objective. During these times, the Fund may make frequent securities trades that could result in increased fees and expenses.

                                    * * * * *

MANAGEMENT

The team that manages the Fund's portfolio is led by:

Alex Lyle, Portfolio Manager

o    Head of managed funds.

o    Managed the Fund since 2003.

o    Joined Threadneedle in 1994.

o    Began investment career in 1980.

o    MA, Oxford University.

and

Dominic Rossi, Deputy Portfolio Manager

o    Head of international equities.

o    Managed the Portfolio since 2003.

o    Joined Threadneedle in 1997.

o    Began investment career in 1986.

o    MBA, City University, London.

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S-6466-8 A (10/03)

* Valid until Oct. 30, 2003.